Fair Value Measurements - Schedule of Estimated Fair Value of Working Capital Note (Details) - Level 3		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2022	Mar. 31, 2023
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term		10 months 24 days
Volatility	65.00%	65.00%	65.00%
Risk free rate		4.70%	4.70%
Probability of conversion	55.00%	65.00%	55.00%
Minimum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term	9 months 18 days
Risk free rate	4.00%
Discount rate	24.80%	24.40%
Probability of conversion	65.00%
Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term	1 year
Risk free rate	4.70%
Discount rate	29.60%	29.40%
Probability of conversion	75.00%